Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Apr. 30, 2024	Jan. 31, 2024	Jan. 31, 2023
Schedule of Intangible Assets [Line items]
Total	$ 1,131,500	$ 1,131,500	$ 1,131,500
Less: Accumulated amortization	(492,507)	(464,220)	(351,070)
Net Intangible Assets	638,993	667,280	780,430
Customer base [Member]
Schedule of Intangible Assets [Line items]
Total	314,100	314,100	314,100
Intellectual property and trademarks [Member]
Schedule of Intangible Assets [Line items]
Total	$ 817,400	$ 817,400	$ 817,400